SUBSEQUENT EVENTS - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions						6 Months Ended
	Feb. 14, 2020	Feb. 13, 2020	Feb. 01, 2020	Jan. 24, 2020	Nov. 24, 2015	Jun. 30, 2020	Jun. 30, 2019	Feb. 18, 2020
2028 Senior Notes [Member]
Long-term Debt				$ 1,000.0
Debt fixed interest rate				6.00%
Proceeds from Debt, Net of Issuance Costs				$ 987.0
2023 Senior Notes [Member]
Long-term Debt					$ 500.0
Debt fixed interest rate				7.00%	7.00%
Proceeds from Debt, Net of Issuance Costs					$ 490.0
Repayments of Long-term Debt						$ 517.5	$ 0.0
Subsequent Event [Member] | Class A Common Stock [Member] | PBF Energy [Member]
Dividends declared per share		$ 0.30
Subsequent Event [Member] | Line of Credit [Member] | Uncommitted Receivables Purchase Facility [Member]
Maximum borrowing capacity								$ 300.0
Subsequent Event [Member] | Martinez Refinery [Member]
Business Combination, Consideration Transferred			$ 960.0
Business Combination, Consideration Transferred, Working Capital Adjustments			$ 230.0
Business Combination, Contingent Consideration, Earnout Payment, If Circumstances Met, Period			4 years
Subsequent Event [Member] | 2028 Senior Notes [Member]
Long-term Debt				$ 1,000.0
Debt fixed interest rate				6.00%
Proceeds from Debt, Net of Issuance Costs				$ 989.0
Subsequent Event [Member] | 2023 Senior Notes [Member]
Debt Instrument, Redemption Price, Percentage	103.50%
Repayments of Long-term Debt	$ 517.5